Subsequent Event - Disposition Of Mexican Subsidiaries - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Mexican subsidiaries	Dec. 31, 2011 Mexican subsidiaries	Dec. 31, 2010 Mexican subsidiaries	Feb. 28, 2013 Mexican subsidiaries Dispositions Screens Theatre
Subsequent Event [Line Items]
Number of theatres sold							31
Number of screens sold							290
Total revenues	$ 2,473,531	$ 2,279,613	$ 2,141,144	$ 75,333	$ 74,448	$ 70,859
Sale price of subsidiaries agreed to be sold							$ 125,000